Derivative financial instruments - Disclosure of hedging instruments which are carried on the Group's balance sheet, cash flow and net investment hedging (Details) - Fair value hedges
£ / shares in Millions, £ in Millions
	12 Months Ended
	Dec. 31, 2023 GBP (£) £ / shares	Dec. 31, 2022 GBP (£) £ / shares
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	94,859	80,108
Change in fair value used as a basis to determine ineffectiveness	£ (183)	£ 3,275
Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	84,259	67,613
Change in fair value used as a basis to determine ineffectiveness	£ (121)	£ 858
Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	10,600	12,495
Change in fair value used as a basis to determine ineffectiveness	£ (62)	£ 2,417
Derivative financial assets
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	140	27
Hedging instrument, liabilities	(447)	(776)
Derivative financial assets | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	137	0
Hedging instrument, liabilities	(106)	0
Derivative financial assets | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	3	27
Hedging instrument, liabilities	(341)	(776)
Loan liabilities
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities		0
Loan liabilities | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	£ 0	£ 0